Risk Management Policy - Comparative Structure of Financial Debt According to Fixed and (or) Protected Interest Rate on Gross Debt (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate risk	87.00%	89.00%	88.00%